Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of the Composition of Income Tax Expenses	The following table presents the composition of income tax expenses (benefits) for the years ended December 31, 2021, 2022 and 2023:
	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax expense	(5,897,409)	—	—
Deferred income benefits (expenses)	1,030,042	10,980,054	(211,267)
Total Income tax (expenses) benefits	(4,867,367)	10,980,054	(211,267)

Schedule of Reconciliation of Differences Between Statutory Income Tax Rate and Effective Income Tax Rate	The following table presents a reconciliation of the differences between the statutory income tax rate and the effective income tax rate for the years ended December 31, 2021, 2022 and 2023:
	For the years ended December 31,
	2021	2022	2023
	%	%	%
PRC statutory rate	25.0%	25.0%	25.0%
Effect of differing tax rates in different jurisdictions	2.1%	(0.8)%	(5.5)%
Permanent difference	(7.2)%	1.5%	0.6%
Favorable tax rate impact	(12.7)%	7.0%	0.0%
Unrecognized loss	0.0%	0.0%	0.1%
Change in valuation allowance	0.3%	(27.4)%	(20.2)%
Income tax (expenses) benefits	7.5%	5.3%	(0.0)%

Schedule of Deferred Tax	The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2022 and 2023 are as follows:
	December 31, 2022	December 31, 2023
	RMB	RMB
Deferred tax assets:
Bad debt provision	9,176,875	97,681,819
Operating lease liabilities	—	1,879,619
Net operating losses carried forward	58,728,788	56,353,847
Valuation allowance	(58,728,788)	(144,689,121)
Deferred tax assets, net	9,176,875	11,226,164
Deferred tax liabilities:
Right-of-use assets	—	2,274,256